Other Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, net:
Total gross amount	$ 122,650	$ 50,546
Allowance for doubtful accounts:
Balance at the beginning of the year	(3,242)	(897)
Additional provision charged to expenses	(2,138)	(2,345)	(897)
Write-off	2,940
Balance at the end of the year	(2,440)	(3,242)	(897)
Accounts receivable, net	120,210	47,304
Prepaid expenses and other current assets:
Rental and other deposits	3,319	3,244
Current deferred tax assets	18	744
Input VAT	1,526
Prepayment for long-term investments	1,942	495
Advertising prepayment	3,936
Prepayment to outsource service providers	1,730
Prepayment for license fee	1,872
Others	1,761	1,210
Prepaid expenses and other current assets	16,104	5,693
SINA and other related parties
Accounts receivable, net:
Total gross amount	18,648	2,058
Allowance for doubtful accounts:
Balance at the end of the year	(139)	(228)
Accounts receivable, net	18,509	1,830
Alibaba
Accounts receivable, net:
Total gross amount	64,725	21,299
Allowance for doubtful accounts:
Accounts receivable, net	64,725	21,299
Third parties
Accounts receivable, net:
Total gross amount	39,277	27,189
Allowance for doubtful accounts:
Balance at the end of the year	(2,301)	(3,014)
Accounts receivable, net	$ 36,976	$ 24,175